Goodwill and intangible assets - Reconciliation of intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 197,762
Intangible assets and goodwill at end of period	202,051	$ 197,762
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	338,363	329,811
Additions and amortization charge for the period		20,410
Transfers		0
Net exchange differences	4,289	(11,858)
Intangible assets and goodwill at end of period	342,652	338,363
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(140,601)	(140,601)
Additions and amortization charge for the period	0	0
Intangible assets and goodwill at end of period	(140,601)	(140,601)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	19,149
Intangible assets and goodwill at end of period	19,149	19,149
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	132,251	132,251
Net exchange differences	0	0
Intangible assets and goodwill at end of period	132,251	132,251
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(113,102)	(113,102)
Intangible assets and goodwill at end of period	(113,102)	(113,102)
Fund management contracts (indefinite life)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	178,613
Intangible assets and goodwill at end of period	182,902	178,613
Fund management contracts (indefinite life) | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	178,613	160,973
Additions and amortization charge for the period		20,410
Transfers		9,088
Net exchange differences	4,289	(11,858)
Intangible assets and goodwill at end of period	182,902	178,613
Fund management contracts (indefinite life) | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Additions and amortization charge for the period	0	0
Intangible assets and goodwill at end of period	0	0
Fund management contracts (finite life)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0
Intangible assets and goodwill at end of period	0	0
Fund management contracts (finite life) | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	27,499	36,587
Additions and amortization charge for the period		0
Transfers		(9,088)
Net exchange differences	0	0
Intangible assets and goodwill at end of period	27,499	27,499
Fund management contracts (finite life) | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(27,499)	(27,499)
Additions and amortization charge for the period	0	0
Intangible assets and goodwill at end of period	$ (27,499)	$ (27,499)